As filed with the Securities and Exchange Commission on September 26, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

1-212-407-3400
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
		Market
Shares	COMMON STOCKS - 97.2%**	Value

	Banks and Savings & Loans - 10.1%**
149,400	The Bank of New York Company, Inc.	$4,598,532
73,200	Dime Bancorp, Inc. Warrants *(c)	12,444
156,100	North Fork Bancorporation, Inc.	4,275,579
140,585	Ocwen Financial Corporation *	1,075,475
95,760	PFF Bancorp, Inc.	2,962,815
80,000	U.S. Bancorp	2,404,800
		15,329,645

	Broadcasting & Cable - 2.3%**
27,035	Discovery Holding Company - Class A *	385,789
16,042	Liberty Global, Inc. - Class A *	761,032
270,350	Liberty Media Corporation - Class A *	2,376,377
		3,523,198

	Building & Housing - 16.5%**
291,800	Forest City Enterprises, Inc. - Class A	10,501,882
155,600	Pulte Homes, Inc.	14,567,272
		25,069,154

	Business Services - 5.1%**
278,600	The Reynolds & Reynolds Company - Class A	7,795,228

	Defense - 5.7%**
118,800	Alliant Techsystems, Inc. *	8,672,400

	Diversified Commercial Services - 0.1%**
2,063	PICO Holdings, Inc. *	61,746

	Electronics, Instruments & Related Products - 3.4%**
96,873	American Technology Corporation *	532,802
27,200	Canon Inc. ADR	1,337,424
62,500	Mettler-Toledo International, Inc. *	3,281,250
		5,151,476

	Entertainment & Leisure - 3.5%**
33,611	Harrah's Entertainment, Inc.	2,646,530
381,500	Hollywood Media Corp. *	1,587,040
68,256	Lakes Entertainment, Inc. *	1,139,875
		5,373,445

	Financial Services - 9.4%**
81,300	Fannie Mae	4,541,418
53,100	Freddie Mac	3,360,168
29,400	ITLA Capital Corporation *	1,704,906
89,100	Radian Group, Inc.	4,595,778
		14,202,270

	Health Care - 6.6%**
120,500	Caremark Rx, Inc. *	5,371,890
120,000	Cyberonics, Inc. *	4,634,400
		10,006,290

	Insurance - 8.4%**
47,600	CNA Financial Corporation *	1,428,476
91,000	Everest Re Group, Ltd.	8,863,400
75,900	Willis Group Holdings Limited	2,516,844
		12,808,720

	Pharmaceuticals - 1.4%**
65,800	Teva Pharmaceutical Industries Ltd. ADR	2,066,120

	Printing & Publishing - 0.6%**
97,700	Hollinger International Inc.	972,115

	Private Placements - 0.0%**
419,803	Intertainer Inc. Series C Convertible Preferred
	(Acquired 2/12/99, 5/12/00, 7/15/03; Cost $1,257,108)(a)(b) *	14,798

	REITS - 11.4%**
43,700	Affordable Residential Communities	571,596
181,100	Anthracite Capital, Inc.	2,164,145
120,000	Capital Automotive REIT	4,712,400
181,300	Redwood Trust, Inc.	9,844,590
		17,292,731

	Restaurants - 0.7%**
162,800	The Smith & Wollensky Restaurant Group, Inc. *	1,050,060

	Retail - 2.4%**
194,479	Design Within Reach, Inc. *	3,627,033

	Software - 4.2%**
229,756	Computer Associates International, Inc.	6,306,802

	Telecommunications - 1.3%**
152,300	Citizens Communications Company	2,001,222

	Tobacco Products - 4.1%**
94,000	Altria Group, Inc.	6,294,240

	Total Common Stocks (Cost $77,878,771)	$147,618,693

Principal
Amount	Variable Rate Demand Notes - 2.5%**	Value
886,055	American Family Financial Services, Inc., 3.029%	$886,055
2,326,558	U.S. Bancorp, 3.230%	2,326,558
537,236	Wisconsin Corporate Central Credit Union, 3.150%	537,236

	Total Variable Rate Demand Notes (Cost $3,749,849)	$3,749,849

	Total Investments (Cost $81,628,620) - 99.7%**	$151,368,542

*	Non-income producing security.
**	Calculated as a percentage of net assets.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
The rates listed are as of July 31, 2005.
(a)	Restricted Security.
(b)	Board Valued Security.
(c)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase a specified amount of Dime Bancorp, Inc. common stock at an exercise price of $0.01 per share.
ADR	American Depository Receipt

Schedule of Securities Sold Short
July 31, 2005 (Unaudited)

		Market
Shares		Value
47,800	AMEX Financial Select Sector SPDR Fund	1,430,654
88,000	Nasdaq-100 Index Tracking Stock	3,482,160
49,300	Retail HOLDRs Trust	5,068,040
84,400	Semiconductor HOLDRs Trust	3,150,652

	Total Securities Sold Short	$13,131,506
	(Proceeds $11,391,054)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Granum Series Trust

By   /s/ Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

Date  September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

Date  September 23, 2005

By  /s/Walter F. Harrison, III
Walter F. Harrison, III, Co-Chairman

Date  September 23, 2005

By   /s/Jonas B. Siegel
Jonas B. Siegel, Treasurer

Date  September 23, 2005